Segment Reporting - Other Income Statement Items by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Income (Loss) from Equity Method Investments	$ 9,617	$ 2,767	$ 3,432
Depreciation, Depletion and Amortization	86,630	93,582	97,551
Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Income (Loss) from Equity Method Investments	9,617	2,767	3,432
Depreciation, Depletion and Amortization	$ 86,630	$ 93,582	$ 97,551